Risk (Details 3) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Risk
Short-term deposits	€ 12,584,892	€ 24,416,767
Cash at banks	13,665,103	1,551,914
Marketable securities (current)	83,709,248	54,752,700
Other (non-current portion)	272,581	272,268
Other (current)	387,449	409,333
Total funds available	€ 110,619,273	€ 81,402,982